Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.10%
Communication services: 2.18%
Diversified telecommunication services: 0.74%
Charge Enterprises Incorporated †	13,335	$ 16,535
Echostar Corporation Class A	4,105	68,471
Ooma Incorporated	3,010	40,996
		126,002
Entertainment: 0.10%
Playstudios Incorporated Class A	4,445	17,247
Interactive media & services: 0.67%
QuinStreet Incorporated	1,533	21,999
Ziff Davis Incorporated †	712	56,319
Ziprecruiter Incorporated Class A †	2,108	34,613
		112,931
Media: 0.67%
Entravision Communications Corporation Class A	10,251	49,205
Nexstar Media Group Incorporated Class A	178	31,155
Sinclair Broadcast Group Incorporated Class A	885	13,726
TechTarget Incorporated	458	20,179
		114,265
Consumer discretionary: 10.44%
Auto components: 1.27%
Dana Incorporated	3,840	58,099
Gentherm Incorporated †	350	22,852
Modine Manufacturing Company †	3,276	65,061
Standard Motor Products Incorporated	850	29,580
The Goodyear Tire & Rubber Company	3,958	40,174
		215,766
Diversified consumer services: 1.17%
Chegg Incorporated	2,623	66,283
Perdoceo Education Corporation	4,105	57,060
Stride Incorporated †	2,395	74,916
		198,259
Hotels, restaurants & leisure: 2.28%
Bloomin' Brands Incorporated	5,065	101,908
Brinker International Incorporated	3,599	114,844
Hilton Grand Vacations Incorporated	1,513	58,311
International Game Technology plc	3,790	85,957
Wingstop Incorporated	185	25,460
		386,480
Household durables: 1.82%
Helen of Troy Limited	287	31,831
Installed Building Products Incorporated	306	26,194
KB Home Incorporated	1,165	37,105
M/I Homes Incorporated	1,005	46,411
Meritage Corporation	642	59,192
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Household durables (continued)
Skyline Champion Corporation †	377	$ 19,419
Taylor Morrison Home Corporation	2,895	87,863
		308,015
Internet & direct marketing retail: 0.43%
Revolve Group Incorporated †«	3,240	72,122
Specialty retail: 2.50%
Academy Sports & Outdoors Corporation	1,973	103,661
Asbury Automotive Group Incorporated	576	103,248
Hibbett Incorporated	1,718	117,202
TravelCenters of America Incorporated	1,121	50,198
Zumiez Incorporated	2,320	50,437
		424,746
Textiles, apparel & luxury goods: 0.97%
Crocs Incorporated †	654	70,913
G-III Apparel Group Limited †	2,449	33,576
Steven Madden Limited	1,900	60,724
		165,213
Consumer staples: 4.00%
Beverages: 0.68%
Coca Cola Bottling Corporation	97	49,699
Duckhorn Portfolio Incorporated †	3,963	65,667
		115,366
Food & staples retailing: 1.37%
SpartanNash Company	1,153	34,867
Sprouts Farmers Market Incorporated	753	24,375
The Andersons Incorporated	1,590	55,634
The Chef's Warehouse Incorporated †	1,732	57,641
United Natural Foods Incorporated †	1,554	60,155
		232,672
Food products: 0.90%
John B. Sanfilippo & Son Incorporated	367	29,844
Lancaster Colony Corporation	294	58,006
The Simply Good Foods Company †	1,697	64,537
		152,387
Personal products: 1.05%
Bellring Brands Incorporated	2,382	61,074
Medifast Incorporated	514	59,290
USANA Health Sciences Incorporated	1,084	57,669
		178,033
Energy: 6.99%
Energy equipment & services: 2.06%
Nabors Industries Limited	350	54,205
Nextier Oilfield Solutions Incorporated	9,019	83,336
Noble Corporation plc	854	32,204
Oceaneering International Incorporated	4,206	73,563
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Energy equipment & services (continued)
Patterson-UTI Energy Incorporated	2,897	$ 48,785
US Silica Holdings Incorporated †	2,533	31,663
Weatherford International plc	494	25,154
		348,910
Oil, gas & consumable fuels: 4.93%
Arch Resources Incorporated	284	40,552
Callon Petroleum Company †	354	13,130
Chord Energy Corporation	333	45,558
Civitas Resources Incorporated	1,046	60,595
CVR Energy Incorporated	1,830	57,352
Laredo Petroleum Incorporated	1,267	65,149
Matador Resources Company	987	56,496
Par Pacific Holdings Incorporated	2,356	54,777
PBF Energy Incorporated Class A	2,767	112,838
Peabody Energy Corporation †	3,949	104,333
Permian Resources Corporation	6,827	64,174
Ranger Oil Corporation Class A	2,462	99,539
W&T Offshore Incorporated	4,415	24,636
World Fuel Services Corporation	1,351	36,923
		836,052
Financials: 16.40%
Banks: 9.43%
Bank of N.T. Butterfield & Son Limited	2,455	73,184
BankUnited Incorporated	2,303	78,233
Brookline Bancorp Incorporated	4,122	58,326
CNB Financial Corporation	2,365	56,263
Customers Bancorp Incorporated †	1,562	44,267
Enterprise Financial Service Corporation	939	45,973
Financial Institutions Incorporated	1,891	46,065
First Bancorp of North Carolina	1,630	69,829
First Bancorp of Puerto Rico	6,129	77,961
First Bank	2,337	32,157
First Financial Corporation	1,570	72,346
First Foundation Incorporated	2,156	30,895
Great Southern Bancorp Incorporated	1,079	64,190
Hancock Whitney Corporation	1,595	77,182
Hanmi Financial Corporation	2,877	71,206
Hilltop Holdings Incorporated	2,417	72,534
NBT Bancorp Incorporated	1,811	78,634
OFG Bancorp	2,718	74,908
Preferred Bank	1,079	80,515
RBB Bancorp	3,131	65,281
Republic Bancorp Incorporated Class A	1,158	47,385
Silvergate Capital Corporation Class A †	606	10,544
The Bancorp Incorporated †	2,774	78,726
TriCo Bancshares	1,506	76,791
Univest Financial Corporation	1,620	42,331
Westamerica Bancorporation	1,267	74,766
		1,600,492
Capital markets: 1.38%
Artisan Partners Asset Management Incorporated Class A	1,267	37,630
Evercore Partners Incorporated Class A	823	89,773
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
Open Lending Corporation Class A †	2,545	$ 17,179
PJT Partners Incorporated Class A	517	38,098
Stonex Group Incorporated	549	52,320
		235,000
Consumer finance: 0.79%
Enova International Incorporated †	1,895	72,711
Green Dot Corporation Class A †	1,723	27,258
LendingClub Corporation	3,795	33,396
		133,365
Diversified financial services: 0.49%
Jackson Financial Incorporation Class A	2,382	82,870
Insurance: 2.65%
American Equity Investment Life Holding Company	2,524	115,145
CNO Financial Group Incorporated	4,949	113,085
Genworth Financial Incorporated Class A †	14,820	78,398
Palomar Holdings Incorporated †	554	25,019
Selective Insurance Group Incorporated	642	56,888
Stewart Information Services Corporation	1,417	60,548
		449,083
Thrifts & mortgage finance: 1.66%
Axos Financial Incorporated †	2,294	87,677
Essent Group Limited	2,515	97,783
MGIC Investment Corporation	4,127	53,651
Radian Group Incorporated	2,231	42,545
		281,656
Health care: 16.12%
Biotechnology: 6.86%
Agenus Incorporated †	8,628	20,707
Alector Incorporated †	4,814	44,433
ALX Oncology Holdings Incorporated †	3,546	39,963
Amicus Therapeutics Incorporated	3,688	45,030
Arcus Biosciences Incorporated †	2,126	43,966
Arrowhead Pharmaceuticals Incorporated	704	28,554
Bridgebio Pharma Incorporated †	2,399	18,280
Catalyst Pharmaceuticals Incorporated †	1,185	22,041
Century Therapeutics Incorporated †	2,092	10,732
Cullinan Oncology Incorporated †	2,316	24,434
Cytokinetics Incorporated †	1,523	69,784
Erasca Incorporated †	5,219	22,494
Halozyme Therapeutics Incorporated †	2,079	118,295
Icosavax Incorporated «	4,386	34,825
Immunovant Incorporated †	3,835	68,071
Intellia Therapeutics Incorporated †	687	23,969
Intercept Pharmaceuticals Incorporated	3,754	46,437
Iteos Therapeutics Incorporated	2,737	53,454
Karuna Therapeutics Incorporated	328	64,452
Kiniksa Pharmaceuticals Limited Class A	3,757	56,280
Kymera Therapeutics Incorporated	789	19,693
Prothena Corporation plc	835	50,309
Regenxbio Incorporated †	2,114	47,946
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Sana Biotechnology Incorporated «	6,973	$ 27,543
Stoke Therapeutics Incorporated †	4,006	36,975
Sutro Biopharma Incorporated †	5,655	45,692
Ultragenyx Pharmaceutical Incorporated	464	21,497
VIR Biotechnology Incorporated	2,310	58,466
		1,164,322
Health care equipment & supplies: 2.53%
Axonics Incorporated †	761	47,585
Embecta Corporation	1,821	46,053
Lantheus Holdings Incorporated †	1,688	86,020
LivaNova plc †	2,314	128,520
Omnicell Incorporated	522	26,319
Shockwave Medical Incorporated †	200	41,122
STAAR Surgical Company †	712	34,560
Surmodics Incorporated †	540	18,425
		428,604
Health care providers & services: 3.69%
AMN Healthcare Services Incorporated †	1,146	117,832
Cross Country Healthcare Incorporated †	2,213	58,799
Modivcare Incorporated	492	44,147
Option Care Health Incorporated †	4,285	128,936
Progyny Incorporated	1,340	41,741
Select Medical Holdings Corporation	1,409	34,985
Tenet Healthcare Corporation	1,797	87,676
The Ensign Group Incorporated	1,186	112,207
		626,323
Health care technology: 0.49%
Computer Programs & Systems Incorporated †	1,690	46,002
NextGen Healthcare Incorporated	2,015	37,842
		83,844
Life sciences tools & services: 0.38%
Abcellera Biologics Incorporated	3,362	34,057
Adaptive Biotechnologies Corporation	2,045	15,624
Medpace Holdings Incorporated †	65	13,807
		63,488
Pharmaceuticals: 2.17%
Amphastar Pharmaceuticals Incorporated †	1,692	47,410
Corcept Therapeutics Incorporated †	2,533	51,445
Harmony Biosciences Holdings	667	36,752
Intra-Cellular Therapies Incorporated	1,244	65,832
Pacira Biosciences Incorporated †	629	24,286
Prestige Consumer Healthcare Incorporated	1,634	102,288
Tarsus Pharmaceuticals Incorporated	2,757	40,418
		368,431
Industrials: 15.54%
Aerospace & defense: 1.06%
Moog Incorporated Class A	761	66,785
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  5

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Triumph Group Incorporated	3,158	$ 33,222
Vectrus Incorporated	1,932	79,772
		179,779
Building products: 0.63%
Simpson Manufacturing Company Incorporated	562	49,827
UFP Industries Incorporated	712	56,426
		106,253
Commercial services & supplies: 0.95%
Ennis Incorporated	3,640	80,662
Heritage Crystal Clean Incorporated †	1,181	38,359
SP Plus Corporation †	1,235	42,879
		161,900
Construction & engineering: 2.15%
Comfort Systems Incorporated	860	98,969
EMCOR Group Incorporated	975	144,407
MYR Group Incorporated †	921	84,796
Primoris Services Corporation	1,700	37,298
		365,470
Electrical equipment: 1.91%
Atkore Incorporated †	1,280	145,178
Bloom Energy Corporation Class A	1,172	22,409
Encore Wire Corporation	915	125,867
Ligand Pharmaceuticals Incorporated	270	18,036
SunPower Corporation	651	11,738
		323,228
Machinery: 2.41%
Alamo Group Incorporated	289	40,922
Hillenbrand Incorporated	2,542	108,467
Mueller Industries Incorporated	1,842	108,678
Titan International Incorporated	3,927	60,162
Watts Water Technologies Incorporated	623	91,101
		409,330
Marine: 0.78%
Matson Incorporated	2,108	131,771
Professional services: 1.44%
CBIZ Incorporated †	762	35,700
Insperity Incorporated	527	59,867
Kelly Services Incorporated Class A	4,149	70,118
TriNet Group Incorporated †	1,151	78,038
		243,723
Road & rail: 0.55%
Arcbest Corporation	1,328	93,013
Trading companies & distributors: 3.66%
Applied Industrial Technologies Incorporated	992	125,022
Bluelinx Holdings Incorporated	606	43,093
Boise Cascade Company	1,789	122,851
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
GMS Incorporated	416	$ 20,717
Rush Enterprises Incorporated Class A	1,736	90,758
Titan Machinery Incorporated	2,715	107,867
Triton International Limited	982	67,542
WESCO International Incorporated †	346	43,319
		621,169
Information technology: 12.98%
Electronic equipment, instruments & components: 2.40%
Advanced Energy Industries Incorporated	567	48,637
Fabrinet †	1,071	137,324
Insight Enterprises Incorporated †	979	98,164
Sanmina Corporation	2,160	123,746
		407,871
IT services: 2.59%
Evertec Incorporated	1,395	45,170
ExlService Holdings Incorporated †	185	31,345
Hackett Group Incorporated	3,874	78,913
International Money Express Incorporated †	4,313	105,108
Marqeta Incorporated Class A †	13,854	84,648
Maximus Incorporated	638	46,785
Perficient Incorporated	682	47,624
		439,593
Semiconductors & semiconductor equipment: 3.35%
Axcelis Technologies Incorporated	918	72,852
Diodes Incorporated	1,103	83,982
Ichor Holdings Limited	1,063	28,510
Maxlinear Incorporated	966	32,796
Onto Innovation Incorporated †	966	65,775
Photronics Incorporated †	2,586	43,522
Rambus Incorporated †	2,741	98,183
Smart Global Holdings Incorporated †	1,292	19,225
Synaptics Incorporated †	478	45,486
Ultra Clean Holdings Incorporated	2,356	78,101
		568,432
Software: 4.64%
A10 Networks Incorporated	6,008	99,913
Amplitude Incorporated Class A	2,797	33,788
Arlo Technologies Incorporated	6,903	24,230
Clear Secure Incorporated Class A	1,373	37,661
Cvent Holding Corporation «	13,955	75,357
eGain Corporation	5,264	47,534
InterDigital Incorporated	1,112	55,022
JFrog Limited †	1,687	35,984
Rimini Street Incorporated †	11,271	42,943
SPS Commerce Incorporated †	1,031	132,411
Tenable Holdings Incorporated †	797	30,406
Verint Systems Incorporated †	947	34,357
Workiva Incorporated †	337	28,298
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  7

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Software (continued)
XPERI Incorporated †	1,686	$ 14,516
Zeta Global Holdings Corporation Class A †«	11,519	94,110
		786,530
Materials: 4.11%
Chemicals: 1.32%
Advansix Incorporated	1,966	74,747
Futurefuel Corporation	2,758	22,423
Kooper Holdings Incorporated	1,222	34,460
Minerals Technologies Incorporated	1,084	65,820
Tronox Holdings plc Class A	1,943	26,639
		224,089
Containers & packaging: 0.89%
Greif Incorporated Class A	1,027	68,871
Myers Industries Incorporated	3,684	81,895
		150,766
Metals & mining: 1.90%
Arconic Corporation	1,461	30,915
Commercial Metals Company	2,966	143,258
Ryerson Holding Corporation	1,073	32,469
Schnitzer Steel Industries Incorporated Class A	1,842	56,457
Suncoke Energy Incorporated	6,967	60,125
		323,224
Real estate: 5.78%
Equity REITs: 5.41%
Acadia Realty Trust	3,259	46,767
Armada Hoffler Properties Incorporated	2,293	26,370
Braemar Hotels & Resorts Incorporated	12,724	52,296
Brandywine Realty Trust	8,238	50,664
BRT Apartments Corporation REIT	2,523	49,552
CareTrust REIT Incorporated	2,284	42,437
DiamondRock Hospitality	3,934	32,219
Getty Realty Corporation	1,349	45,664
Global Net Lease Incorporated	7,062	88,769
iStar Financial Incorporated	3,733	28,483
National Health Investors Incorporated	517	26,998
NexPoint Residential Trust Incorporated	2,328	101,315
Piedmont Office Realty Trust Incorporated Class A	4,153	38,083
STAG Industrial Incorporated	4,457	144,006
The Necessity Retail REIT Incorporated	6,159	36,523
Uniti Group Incorporated	5,691	31,471
Urban Edge Properties	5,441	76,664
		918,281
Real estate management & development: 0.37%
Newmark Group Incorporated Class A	7,816	62,294
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Utilities: 3.56%
Electric utilities: 1.15%
Otter Tail Corporation	1,927	$ 113,134
Portland General Electric Company	1,665	81,585
		194,719
Gas utilities: 1.16%
Brookfield Infrastructure Corporation Class A	2,638	102,618
New Jersey Resources Corporation	1,893	93,931
		196,549
Independent power & renewable electricity producers: 0.50%
Clearway Energy Incorporated Class A	2,858	85,511
Multi-utilities: 0.62%
Black Hills Corporation	549	38,617
Northwestern Corporation	1,124	66,698
		105,315
Water utilities: 0.13%
York Water Company	474	21,321
Total Common stocks (Cost $14,937,714)		16,642,075

		Yield
Short-term investments: 3.20%
Investment companies: 3.20%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	267,914	267,914
Securities Lending Cash Investments LLC ♠∩∞		4.36	275,615	275,615
Total Short-term investments (Cost $543,528)				543,529
Total investments in securities (Cost $15,481,242)	101.30%			17,185,604
Other assets and liabilities, net	(1.30)			(221,101)
Total net assets	100.00%			$16,964,503

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$561,734	$2,703,296	$(2,997,116)	$ 0	$0	$267,914	267,914	$5,915
Securities Lending Cash Investments LLC	360,950	2,272,160	(2,357,485)	(11)	1	275,615	275,615	4,011#
				$(11)	$1	$543,529		$9,926

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	33	3-17-2023	$302,720	$292,199	$0	$(10,521)
See accompanying notes to portfolio of investments

10  |  Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and,

Allspring Disciplined Small Cap Fund  |  11

Notes to portfolio of investments—December 31, 2022 (unaudited)

if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$370,445	$0	$0	$370,445
Consumer discretionary	1,770,601	0	0	1,770,601
Consumer staples	678,458	0	0	678,458
Energy	1,184,962	0	0	1,184,962
Financials	2,782,466	0	0	2,782,466
Health care	2,735,012	0	0	2,735,012
Industrials	2,635,636	0	0	2,635,636
Information technology	2,202,426	0	0	2,202,426
Materials	698,079	0	0	698,079
Real estate	980,575	0	0	980,575
Utilities	603,415	0	0	603,415
Short-term investments
Investment companies	543,529	0	0	543,529
Total assets	$17,185,604	$0	$0	$17,185,604
Liabilities
Futures contracts	$10,521	$0	$0	$10,521
Total liabilities	$10,521	$0	$0	$10,521
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2022, $49,493 was segregated as cash collateral for open futures contracts.
For the nine months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

12  |  Allspring Disciplined Small Cap Fund